Property, plant and equipment	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about property, plant and equipment [abstract]
Property, plant and equipment	Property, plant and equipment

	Land and buildings	Plant, equipment and vehicles	Furniture, fittings and equipment	Leasehold improvements	Construction in progress	Total	1.
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Balance at January 1, 2025	11,733	3,311	1,764	1,572	9,461	27,841
Additions	-	10,840	1,826	2,110	11,246	26,022
Acquisition of businesses	-	3,286	738	224	803	5,051
Reclassifications	6,287	4,657	(1,469)	(173)	(9,302)	-
Changes in provisions	(775)	(22)	21	-	-	(776)
Depreciation charge	(308)	(1,995)	(988)	(402)	-	(3,693)
Exchange differences	1,397	2,256	258	71	234	4,216
Balance at December 31, 2025	18,334	22,333	2,150	3,402	12,442	58,661
Cost	18,854	24,757	4,080	4,279	12,442	64,412
Accumulated depreciation	(520)	(2,424)	(1,930)	(877)	-	(5,751)
Net book amount	18,334	22,333	2,150	3,402	12,442	58,661

	(Recast)	(Recast)	(Recast)	(Recast)	(Recast)	(Recast)
Balance as at January 1, 2024	8,133	317	466	1,061	5,871	15,848
Additions	26	3,099	1,470	428	4,416	9,439
Acquisition of businesses	-	933	173	424	-	1,530
Reclassifications	(53)	(73)	77	49	-	-
Changes in provisions	3,564	-	-	-	-	3,564
Depreciation charge	-	(234)	(312)	(228)	-	(774)
Exchange differences	63	(731)	(110)	(162)	(826)	(1,766)
Balance at December 31, 2024	11,733	3,311	1,764	1,572	9,461	27,841
Cost	11,945	3,740	2,706	2,047	9,461	29,899
Accumulated depreciation	(212)	(429)	(942)	(475)	-	(2,058)
Net book amount	11,733	3,311	1,764	1,572	9,461	27,841